                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             February 8, 2005
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                101
                                            ---------------------------

Form 13F  Information Table Value Total:           $360,384,729
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                         Period Ended: December 31, 2004

              Item 1:        Item 2:  Item 3:   Item 4:       Item 5:                Item 6:        Item 7:           Item 8:
                                                                              Investment Discretion               Voting Authority
                                                                                      (b)                                (b)
                             Title     SEDOL/     Fair                              Shared     (c)                      Shared
                              of       CUSIP     Market     SHARES   SH  PUT/ (a)     As     Shared                       As    (c)
          Name of Issuer     Class     Number    Value    PRN Amount PRN CALL Sole  Defined   Other Manager    (a) Sole Defined None
------------------------------------------------------------------------------------------------------------------------------------
3M CO                         COM    88579Y101 $5,170,410     63,000 SH                x               1        63,000
ADOBE SYSTEMS INC             COM    00724F101 $1,650,062     26,300 SH                x               1        26,300
ALUMINA LTD                   COM      6954985 $2,259,865    485,700 SH                x               1       485,700
AMDOCS LTD                    COM      2256908 $4,698,750    179,000 SH                x               1       179,000
AMERICAN EXPRESS CO           COM    025816109 $5,202,951     92,300 SH                x               1        92,300
APACHE CORP                   COM    037411105 $2,285,764     45,200 SH                x               1        45,200
APPLIED MATERIALS INC         COM    038222105   $379,620     22,200 SH                x               1        22,200
AUTOMATIC DATA PROCESSING     COM    053015103 $3,933,845     88,700 SH                x               1        88,700
BANK OF AMERICA CORP          COM    060505104 $4,760,087    101,300 SH                x               1       101,300
BEST BUY CO INC               COM    086516101 $3,505,780     59,000 SH                x               1        59,000
BURBERRY GROUP PLC            COM      3174300 $2,001,690    260,596 SH                x               1       260,596
CACHE INC                     COM    127150308 $3,744,556    207,800 SH                x               1       207,800
CENTENNIAL COAL COMPANY LTD   COM      6185622 $5,497,357  1,720,128 SH                x               1     1,720,128
CENTEX CORP                   COM    152312104 $3,604,590     60,500 SH                x               1        60,500
CHICO'S FAS INC               COM    168615102 $3,050,510     67,000 SH                x               1        67,000
CISCO SYSTEMS INC             COM    17275R102 $3,972,192    205,600 SH                x               1       205,600
CITIGROUP INC                 COM    172967101 $4,557,828     94,600 SH                x               1        94,600
COACH INC                     COM    189754104 $3,011,760     53,400 SH                x               1        53,400
COGNOS INC                    COM    19244C109 $5,155,020    117,000 SH                x               1       117,000
CONOCOPHILLIPS                COM    20825C104 $2,101,286     24,200 SH                x               1        24,200
CONSOL ENERGY INC             COM    20854P109 $3,004,860     73,200 SH                x               1        73,200
CORNING INC                   COM    219350105 $3,073,147    261,100 SH                x               1       261,100
DEERE & CO                    COM    244199105 $3,310,800     44,500 SH                x               1        44,500
DELL INC                      COM    24702R101 $4,508,980    107,000 SH                x               1       107,000
DU PONT (E.I.) DE NEMOURS     COM    263534109 $3,202,965     65,300 SH                x               1        65,300
EBAY INC                      COM    278642103 $4,455,822     38,300 SH                x               1        38,300
ELECTRONIC ARTS INC           COM    285512109 $3,725,472     60,400 SH                x               1        60,400
EMC CORP/MASS                 COM    268648102 $5,194,091    349,300 SH                x               1       349,300
ERICSSON (LM) TEL-SP ADR      ADR    294821608 $2,364,899     75,100 SH                x               1        75,100
ESPRIT HOLDINGS LTD           COM      6321642 $4,244,109    701,900 SH                x               1       701,900
FORMFACTOR INC                COM    346375108 $2,342,182     86,300 SH                x               1        86,300
FORWARD AIR CORPORATION       COM    349853101 $3,987,240     89,200 SH                x               1        89,200
FREESCALE SEMICONDUCTOR-B     COM    35687M206   $324,935     17,698 SH                x               1        17,698
FRIEDMAN BILLINGS RAMSEY-A    COM    358434108 $3,589,089    185,100 SH                x               1       185,100
GENENTECH INC                 COM    368710406 $3,375,280     62,000 SH                x               1        62,000

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                         Period Ended: December 31, 2004

              Item 1:        Item 2:  Item 3:   Item 4:       Item 5:                Item 6:        Item 7:           Item 8:
                                                                              Investment Discretion               Voting Authority
                                                                                      (b)                                (b)
                             Title     SEDOL/     Fair                              Shared     (c)                      Shared
                              of       CUSIP     Market     SHARES   SH  PUT/ (a)     As     Shared                       As    (c)
          Name of Issuer     Class     Number    Value    PRN Amount PRN CALL Sole  Defined   Other Manager    (a) Sole Defined None
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO           COM    369604103 $5,460,400    149,600 SH                x               1       149,600
GILEAD SCIENCES INC           COM    375558103 $3,387,032     96,800 SH                x               1        96,800
GILLETTE COMPANY              COM    375766102 $2,521,114     56,300 SH                x               1        56,300
GLOBALSANTAFE CORP            COM      2016180 $5,029,409    151,900 SH                x               1       151,900
GOLDMAN SACHS GROUP INC       COM    38141G104 $6,929,064     66,600 SH                x               1        66,600
HALLIBURTON CO                COM    406216101 $4,587,156    116,900 SH                x               1       116,900
HARMAN INTERNATIONAL          COM    413086109 $3,746,500     29,500 SH                x               1        29,500
HEIDRICK & STRUGGLES INTL     COM    422819102 $2,851,264     83,200 SH                x               1        83,200
HONEYWELL INTERNATIONAL INC   COM    438516106 $4,578,513    129,300 SH                x               1       129,300
HUTCHISON WHAMPOA LTD         COM      6448068 $4,124,550    440,690 SH                x               1       440,690
IMCLONE SYSTEMS               COM    45245W109 $1,013,760     22,000 SH                x               1        22,000
INFOSYS TECHNOLOGIES-SP ADR   ADR    456788108 $3,756,602     54,200 SH                x               1        54,200
INTERNET SECURITY SYSTEMS     COM    46060X107 $1,736,775     74,700 SH                x               1        74,700
JETBLUE AIRWAYS CORP          COM    477143101 $3,129,476    134,775 SH                x               1       134,775
JOY GLOBAL INC                COM    481165108 $4,977,078    114,600 SH                x               1       114,600
JPMORGAN CHASE & CO           COM    46625H100 $4,806,032    123,200 SH                x               1       123,200
JUNIPER NETWORKS INC          COM    48203R104 $3,142,838    115,588 SH                x               1       115,588
LAMAR ADVERTISING CO-CL A     COM    512815101 $2,879,094     67,300 SH                x               1        67,300
LENNAR CORP-CL A              COM    526057104 $3,899,584     68,800 SH                x               1        68,800
LMS MEDICAL SYSTEMS INC       COM    502089105 $2,147,076    645,000 SH                x               1       645,000
MANNKIND CORP                 COM    56400P201 $1,675,800    106,400 SH                x               1       106,400
MAXTOR CORP                   COM    577729205   $491,310     92,700 SH                x               1        92,700
MERRILL LYNCH & CO INC        COM    590188108 $5,899,299     98,700 SH                x               1        98,700
MICROSOFT CORP                COM    594918104 $3,062,112    114,600 SH                x               1       114,600
MOTOROLA INC                  COM    620076109 $3,983,520    231,600 SH                x               1       231,600
NIDEC CORP                    COM      6640682 $5,504,569     45,200 SH                x               1        45,200
NORTEL NETWORKS CORP          COM    656568102 $4,173,369  1,202,700 SH                x               1     1,202,700
PACIFIC BASIN SHIPPING LTD    COM      B01RQM3 $4,516,018 10,478,000 SH                x               1    10,478,000
PALL CORP                     COM    696429307 $4,713,060    162,800 SH                x               1       162,800
PALMONE INC                   COM    69713P107 $3,801,775    120,500 SH                x               1       120,500
PEABODY ENERGY CORP           COM    704549104 $3,980,772     49,200 SH                x               1        49,200
PEPSICO INC                   COM    713448108 $3,789,720     72,600 SH                x               1        72,600
PHARMACEUTICAL HOLDRs TRUST   COM    71712A206 $7,821,444    107,600 SH                x               1       107,600
PHELPS DODGE CORP             COM    717265102 $4,045,828     40,900 SH                x               1        40,900
PRAXAIR INC                   COM    74005P104 $4,777,030    108,200 SH                x               1       108,200

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                         Period Ended: December 31, 2004

              Item 1:        Item 2:  Item 3:   Item 4:       Item 5:                Item 6:        Item 7:           Item 8:
                                                                              Investment Discretion               Voting Authority
                                                                                      (b)                                (b)
                             Title     SEDOL/     Fair                              Shared     (c)                      Shared
                              of       CUSIP     Market     SHARES   SH  PUT/ (a)     As     Shared                       As    (c)
          Name of Issuer     Class     Number    Value    PRN Amount PRN CALL Sole  Defined   Other Manager    (a) Sole Defined None
------------------------------------------------------------------------------------------------------------------------------------
PREMCOR INC                   COM    74045Q104 $1,294,619     30,700 SH                x               1        30,700
QUALCOMM INC                  COM    747525103 $3,078,240     72,600 SH                x               1        72,600
RESEARCH IN MOTION            COM    760975102 $3,107,234     37,700 SH                x               1        37,700
SAMSUNG ELECTRONICS CO LTD    COM      6771720 $4,627,411     10,652 SH                x               1        10,652
SAP AG-SPONSORED ADR          ADR    803054204 $4,226,476     95,600 SH                x               1        95,600
SEMICONDUCTOR HOLDRs TRUST    COM    816636203 $3,210,194     96,200 SH                x               1        96,200
SHOPPING.COM LTD              COM      B034LF0 $4,206,425    148,900 SH                x               1       148,900
SIRIUS SATELLITE RADIO INC    COM    82966U103 $3,832,860    503,000 SH                x               1       503,000
SONUS NETWORKS INC            COM    835916107 $3,445,449    601,300 SH                x               1       601,300
STATION CASINOS INC           COM    857689103 $3,034,740     55,500 SH                x               1        55,500
SYMANTEC CORP                 COM    871503108 $1,798,048     69,800 SH                x               1        69,800
SYMBOL TECHNOLOGIES INC       COM    871508107 $4,266,180    246,600 SH                x               1       246,600
SYNAPTICS INC                 COM    87157D109 $3,923,414    128,300 SH                x               1       128,300
TAIWAN SEMICONDUCTOR-SP ADR   ADR    874039100 $4,091,331    481,900 SH                x               1       481,900
TEEKAY SHIPPING CORP          COM      2933795 $2,033,913     48,300 SH                x               1        48,300
TEXAS INSTRUMENTS INC         COM    882508104 $4,219,868    171,400 SH                x               1       171,400
THE WALT DISNEY CO.           COM    254687106 $2,754,980     99,100 SH                x               1        99,100
TIME WARNER INC               COM    887317105 $2,835,810    145,800 SH                x               1       145,800
TOYOTA MOTOR CORP             COM      6900643 $4,545,699    111,800 SH                x               1       111,800
TYCO INTERNATIONAL LTD        COM    902124106 $4,026,111    112,650 SH                x               1       112,650
UNITED NATURAL FOODS INC      COM    911163103 $3,480,090    111,900 SH                x               1       111,900
UNITED TECHNOLOGIES CORP      COM    913017109 $3,906,630     37,800 SH                x               1        37,800
UTI WORLDWIDE INC             COM      2676368 $4,455,310     65,500 SH                x               1        65,500
VERIZON COMMUNICATIONS INC    COM    92343V104 $2,754,680     68,000 SH                x               1        68,000
WEATHERFORD INTL LTD          COM      2962421 $3,047,220     59,400 SH                x               1        59,400
WHOLE FOODS MARKET INC        COM    966837106   $190,700      2,000 SH                x               1         2,000
XILINX INC                    COM    983919101 $3,302,271    111,300 SH                x               1       111,300
XM SATELLITE RADIO HOLD-CL A  COM    983759101 $3,513,708     93,400 SH                x               1        93,400
YAHOO! INC                    COM    984332106 $4,378,416    116,200 SH                x               1       116,200
ZIMMER HOLDINGS INC           COM    98956P102 $4,550,816     56,800 SH                x               1        56,800

THE FOLLOWING OPTIONS LISTED
WITH RESPECT TO MANAGER ABOVE.

SONUS NETWORKS INC            COM    835916107    $59,150        676     (c)           x               1